Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	June 30, 2025	December 31, 2024
Finished Goods	$515,422	$461,254
Work-in-Process	815,031	936,181
Raw Materials	984,999	1,074,132
Total Inventory	$2,315,452	$2,471,567

Inventories consisted of the following:

	As of December 31,
	2024	2023
Finished Goods	$461,254	$531,302
Work-in-Process	936,181	989,712
Raw Materials	1,074,132	1,235,336
Total Inventory	$2,471,567	$2,756,350